UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07660

Name of Fund:  BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts

Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 151.2%

Massachusetts — 149.5%
County/City/Special District/School District — 3.5%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	$1,000	$1,137,950

Education — 64.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 01/01/42	500	575,065
Foxborough Regional Charter School, Series A, 7.00%, 07/01/42	250	270,395
Merrimack College, 5.00%, 07/01/47	550	602,536
Mount Holyoke College, Series B, 5.00%, 07/01/41	500	551,495
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,092,340
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,213,659
Wentworth Institute Technology, 5.00%, 10/01/46	500	556,095
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	890,910
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	1,816,290
Emerson College, 5.00%, 01/01/41	500	556,900
Emerson College, Series A, 5.00%, 01/01/20(a)	185	197,981
Emerson College, Series A, 5.00%, 01/01/40	500	572,805
Emerson College, Series A, 5.00%, 01/01/40	15	15,571
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	283,938
Harvard University, Series A, 5.50%, 11/15/18(a)	75	77,970
International Charter School, 5.00%, 04/15/40	1,000	1,089,140
Lesley University, 5.00%, 07/01/35	525	602,574
Suffolk University, 4.00%, 07/01/39	500	510,775
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,816,152
Wheelock College, Series C, 5.25%, 10/01/37	1,000	988,570
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,114,470

Security	Par (000)	Value
Massachusetts (continued)

Education (continued)
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	$250	$243,828
Massachusetts Health & Educational Facilities Authority, RB:
Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	70,200
Northeastern University, Series R, 5.00%, 10/01/33	225	231,239
Tufts University, Series O, 5.38%, 08/15/18(a)	1,000	1,028,380
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	555,505
Springfield College, 5.63%, 10/15/19(a)	500	537,280
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,262,920
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	558,125

		20,883,108
Health — 22.5%
Massachusetts Development Finance Agency, RB, Seven Hills Foundation Obligated Group, Series A, 5.00%, 09/01/35	750	807,742
Massachusetts Development Finance Agency, Refunding RB:
Boston Medical Center, Series E, 4.00%, 07/01/38	500	505,055
Carleton-Willard Village, 5.63%, 12/01/30	500	530,975
Partners Healthcare System, Series L, 5.00%, 07/01/36	1,000	1,099,740
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/19(a)	1,000	1,064,920
Caregroup, Series E-1, 5.00%, 07/01/18(a)	500	510,530
Children’s Hospital, Series M, 5.25%, 12/01/39	600	642,636
Children’s Hospital, Series M, 5.50%, 12/01/39	500	538,995
Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	500	521,625

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)

Health (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/38	$1,000	$1,073,970

		7,296,188
Housing — 9.0%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	198,242
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	500	523,820
Series C, 5.00%, 12/01/30	270	279,072
Series C, 5.35%, 12/01/42	1,105	1,171,599
Series F, 5.70%, 06/01/40	745	759,915

		2,932,648
State — 23.1%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 07/01/45	1,000	1,158,820
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 07/01/29	730	923,953
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	500	560,575
Series B, 5.00%, 10/15/41	1,000	1,106,280
Massachusetts State College Building Authority, RB, Series A, 5.50%, 05/01/19(a)	2,500	2,635,925
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 05/01/39	825	1,122,718

		7,508,271
Transportation — 25.0%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,142,370
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	554,985
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 01/01/32	1,120	1,190,067
5.00%, 01/01/37	1,000	1,057,310
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 07/01/42	1,000	1,096,080
Series B, 5.00%, 07/01/45	1,750	1,960,368

Security	Par (000)/Shares	Value
Massachusetts (continued)

Transportation (continued)
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	$1,000	$1,113,770

		8,114,950
Utilities — 2.2%
Massachusetts Water Resources Authority, Refunding RB, Green Bond, Series C, 5.00%, 08/01/31	600	727,986

Total Municipal Bonds in Massachusetts — 149.5%		48,601,101

Puerto Rico — 1.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	95	92,090
5.63%, 05/15/43	470	452,873

Total Municipal Bonds in Puerto Rico — 1.7%		544,963

Total Municipal Bonds — 151.2% (Cost — $45,685,877)		49,146,064

Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8%(b)

Massachusetts — 6.8%
State — 6.8%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 03/01/46	1,001	1,128,912
Series G, 4.00%, 09/01/42	1,005	1,062,684

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8% (Cost — $2,217,318)		2,191,596

Total Long-Term Investments — 158.0% (Cost — $47,903,195)		51,337,660

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(c)(d)	401,490	401,611

Total Short-Term Securities — 1.2% (Cost — $401,611)		401,611

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Value
Total Investments — 159.2% (Cost — $48,304,806)	$51,739,271
Other Assets Less Liabilities — 1.9%	609,798
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%	(1,424,130)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (56.7)%	(18,418,127)

Net Assets Applicable to Common Shares — 100.0%	$32,506,812

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	844,109	(442,619)	401,490	$401,611	$314	$(70)	$39

(a)	Includes net capital gain distributions.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	5	03/29/18	$582	$2,209
10-Year U.S. Treasury Note	4	03/20/18	496	3,575
Long U.S. Treasury Bond	5	03/20/18	759	7,955

Total				$13,739

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
RB	Revenue Bonds
M/F	Multi-Family

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$51,337,660	$—	$51,337,660
Short-Term Securities	401,611	—	—	401,611

Total	$401,611	$51,337,660	$—	$51,739,271

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$13,739	$—	$—	$13,739

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(1,420,858)	$—	$(1,420,858)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(19,920,858)	$—	$(19,920,858)

During the period ended November 30, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: January 22, 2018